Contingencies, commitments and restrictions on the distribution of profits (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure For Contingencies Commitments And Restrictions On Distribution Of Profits [Abstract]
Share capital	$ 1,500,000	$ 20	$ 20
Legal reserves	2	2
Free distributable reserves	385,055	1,907,328	330,007
Retained earnings	138,034	74,543	40,786
Total equity in accordance with Luxembourg law	$ 1,916,263	$ 1,935,073	$ 386,415